Condensed Consolidating Financial Statements (Condensed Consolidating Statements of Operations) (Details) - USD ($) $ in Millions		3 Months Ended								11 Months Ended	12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Net Revenues
Transportation revenues											$ 1,054.4	$ 990.8
Transportation revenues-affiliated											47.5	95.7
Storage revenues											171.4	144.0
Storage revenues-affiliated											26.2	53.2
Other revenues											35.4	64.3
Total Operating Revenues											1,334.9	1,348.0
Operating Expenses
Operation and maintenance											652.1	628.4
Operating and maintenance-affiliated											52.9	123.2
Depreciation and amortization											139.9	118.8
Gain on sale of assets and impairment, net											(52.9)	(34.5)
Property and other taxes											75.3	67.1
Total Operating Expenses											867.3	903.0
Equity Earnings in Unconsolidated Affiliates											60.5	46.6
Equity Earnings in Consolidated Affiliates											0.0	0.0
Operating Income		$ 122.2	$ 135.9	$ 107.3	$ 162.7	$ 134.1	$ 94.5	$ 103.9	$ 159.1		528.1	491.6
Other Income (Deductions)
Interest expense											(67.6)	0.0	[1]
Interest expense-affiliated											(29.3)	(62.0)
Other, net											29.3	8.8
Total Other Deductions, net											(67.6)	(53.2)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											460.5	438.4
Income Taxes											153.0	169.7
Income from Continuing Operations											307.5	268.7
(Loss) Income from Discontinued Operations-net of taxes		0.0	(0.1)	(0.3)	0.0	0.0	(0.1)	(0.3)	(0.2)		(0.4)	(0.6)
Net Income											307.1	268.1
Net Income (Loss) Attributable to Noncontrolling Interest											39.9
Net Income (Loss) Attributable to Parent		$ 63.4	$ 63.0	$ 50.8	$ 90.0	$ 62.6	$ 53.6	$ 59.1	$ 92.8	$ 267.2	267.2	268.1
Columbia Pipeline Group
Net Revenues
Transportation revenues											0.0	0.0
Transportation revenues-affiliated											0.0	0.0
Storage revenues											0.0	0.0
Storage revenues-affiliated											0.0	0.0
Other revenues											0.0	0.0
Total Operating Revenues											0.0	0.0
Operating Expenses
Operation and maintenance											20.5	0.0
Operating and maintenance-affiliated											2.2	0.0
Depreciation and amortization											0.0	0.0
Gain on sale of assets and impairment, net											0.0	0.0
Property and other taxes											0.0	0.0
Total Operating Expenses											22.7	0.0
Equity Earnings in Unconsolidated Affiliates											0.0	0.0
Equity Earnings in Consolidated Affiliates											341.2	268.7
Operating Income											318.5	268.7
Other Income (Deductions)
Interest expense											(73.0)
Interest expense-affiliated											(2.5)	0.0
Other, net											45.4	0.0
Total Other Deductions, net											(30.1)	0.0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											288.4	268.7
Income Taxes											(19.1)	0.0
Income from Continuing Operations											307.5	268.7
(Loss) Income from Discontinued Operations-net of taxes											(0.4)	(0.6)
Net Income											307.1	268.1
Net Income (Loss) Attributable to Noncontrolling Interest											39.9
Net Income (Loss) Attributable to Parent											267.2
Columbia Energy Group
Net Revenues
Transportation revenues											0.0	0.0
Transportation revenues-affiliated											0.0	0.0
Storage revenues											0.0	0.0
Storage revenues-affiliated											0.0	0.0
Other revenues											0.0	0.0
Total Operating Revenues											0.0	0.0
Operating Expenses
Operation and maintenance											(1.2)	(2.6)
Operating and maintenance-affiliated											0.4	0.5
Depreciation and amortization											0.0	0.0
Gain on sale of assets and impairment, net											1.8	0.0
Property and other taxes											0.0	0.0
Total Operating Expenses											1.0	(2.1)
Equity Earnings in Unconsolidated Affiliates											0.0	0.0
Equity Earnings in Consolidated Affiliates											529.4	269.6
Operating Income											528.4	271.7
Other Income (Deductions)
Interest expense											0.0
Interest expense-affiliated											(40.8)	0.0
Other, net											0.5	(0.1)
Total Other Deductions, net											(40.3)	(0.1)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											488.1	271.6
Income Taxes											146.6	2.9
Income from Continuing Operations											341.5	268.7
(Loss) Income from Discontinued Operations-net of taxes											(0.4)	(0.6)
Net Income											341.1	268.1
Net Income (Loss) Attributable to Noncontrolling Interest											39.9
Net Income (Loss) Attributable to Parent											301.2
Columbia OpCo
Net Revenues
Transportation revenues											0.0	0.0
Transportation revenues-affiliated											0.0	0.0
Storage revenues											0.0	0.0
Storage revenues-affiliated											0.0	0.0
Other revenues											0.0	0.0
Total Operating Revenues											0.0	0.0
Operating Expenses
Operation and maintenance											0.0	0.0
Operating and maintenance-affiliated											0.0	0.0
Depreciation and amortization											0.0	0.0
Gain on sale of assets and impairment, net											0.0	0.0
Property and other taxes											0.0	0.0
Total Operating Expenses											0.0	0.0
Equity Earnings in Unconsolidated Affiliates											0.0	0.0
Equity Earnings in Consolidated Affiliates											529.6	0.0
Operating Income											529.6	0.0
Other Income (Deductions)
Interest expense											0.0
Interest expense-affiliated											0.0	0.0
Other, net											3.5	0.0
Total Other Deductions, net											3.5	0.0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											533.1	0.0
Income Taxes											0.0	0.0
Income from Continuing Operations											533.1	0.0
(Loss) Income from Discontinued Operations-net of taxes											0.0	0.0
Net Income											533.1	0.0
Net Income (Loss) Attributable to Noncontrolling Interest											0.0
Net Income (Loss) Attributable to Parent											533.1
CPG OpCo GP
Net Revenues
Transportation revenues											0.0	0.0
Transportation revenues-affiliated											0.0	0.0
Storage revenues											0.0	0.0
Storage revenues-affiliated											0.0	0.0
Other revenues											0.0	0.0
Total Operating Revenues											0.0	0.0
Operating Expenses
Operation and maintenance											0.0	0.0
Operating and maintenance-affiliated											0.0	0.0
Depreciation and amortization											0.0	0.0
Gain on sale of assets and impairment, net											0.0	0.0
Property and other taxes											0.0	0.0
Total Operating Expenses											0.0	0.0
Equity Earnings in Unconsolidated Affiliates											0.0	0.0
Equity Earnings in Consolidated Affiliates											0.0	0.0
Operating Income											0.0	0.0
Other Income (Deductions)
Interest expense											0.0
Interest expense-affiliated											0.0	0.0
Other, net											0.0	0.0
Total Other Deductions, net											0.0	0.0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											0.0	0.0
Income Taxes											0.0	0.0
Income from Continuing Operations											0.0	0.0
(Loss) Income from Discontinued Operations-net of taxes											0.0	0.0
Net Income											0.0	0.0
Net Income (Loss) Attributable to Noncontrolling Interest											0.0
Net Income (Loss) Attributable to Parent											0.0
Non-Guarantor Subsidiaries
Net Revenues
Transportation revenues											1,054.4	990.8
Transportation revenues-affiliated											47.5	95.7
Storage revenues											171.4	144.0
Storage revenues-affiliated											26.2	53.2
Other revenues											35.4	64.3
Total Operating Revenues											1,334.9	1,348.0
Operating Expenses
Operation and maintenance											632.8	631.0
Operating and maintenance-affiliated											52.5	122.7
Depreciation and amortization											139.9	118.8
Gain on sale of assets and impairment, net											(54.7)	(34.5)
Property and other taxes											75.3	67.1
Total Operating Expenses											845.8	905.1
Equity Earnings in Unconsolidated Affiliates											60.5	46.6
Equity Earnings in Consolidated Affiliates											0.0	0.0
Operating Income											549.6	489.5
Other Income (Deductions)
Interest expense											(1.5)
Interest expense-affiliated											(26.8)	(62.0)
Other, net											27.6	8.9
Total Other Deductions, net											(0.7)	(53.1)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											548.9	436.4
Income Taxes											25.5	166.8
Income from Continuing Operations											523.4	269.6
(Loss) Income from Discontinued Operations-net of taxes											0.0	0.0
Net Income											523.4	269.6
Net Income (Loss) Attributable to Noncontrolling Interest											0.0
Net Income (Loss) Attributable to Parent											523.4
Consolidating adjustments and eliminations
Net Revenues
Transportation revenues											0.0	0.0
Transportation revenues-affiliated											0.0	0.0
Storage revenues											0.0	0.0
Storage revenues-affiliated											0.0	0.0
Other revenues											0.0	0.0
Total Operating Revenues											0.0	0.0
Operating Expenses
Operation and maintenance											0.0	0.0
Operating and maintenance-affiliated											(2.2)	0.0
Depreciation and amortization											0.0	0.0
Gain on sale of assets and impairment, net											0.0	0.0
Property and other taxes											0.0	0.0
Total Operating Expenses											(2.2)	0.0
Equity Earnings in Unconsolidated Affiliates											0.0	0.0
Equity Earnings in Consolidated Affiliates											(1,400.2)	(538.3)
Operating Income											(1,398.0)	(538.3)
Other Income (Deductions)
Interest expense											6.9
Interest expense-affiliated											40.8	0.0
Other, net											(47.7)	0.0
Total Other Deductions, net											0.0	0.0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											(1,398.0)	(538.3)
Income Taxes											0.0	0.0
Income from Continuing Operations											(1,398.0)	(538.3)
(Loss) Income from Discontinued Operations-net of taxes											0.4	0.6
Net Income											(1,397.6)	$ (537.7)
Net Income (Loss) Attributable to Noncontrolling Interest											(39.9)
Net Income (Loss) Attributable to Parent											$ (1,357.7)
Predecessor
Net Revenues
Transportation revenues														$ 850.9
Transportation revenues-affiliated														94.1
Storage revenues														142.8
Storage revenues-affiliated														53.6
Other revenues														39.1
Total Operating Revenues														1,180.5
Operating Expenses
Operation and maintenance														509.0
Operating and maintenance-affiliated														118.6
Depreciation and amortization														107.0
Gain on sale of assets and impairment, net														(18.6)
Property and other taxes														62.2
Total Operating Expenses														778.2
Equity Earnings in Unconsolidated Affiliates														35.9
Equity Earnings in Consolidated Affiliates														0.0
Operating Income														438.2
Other Income (Deductions)
Interest expense	[1]													0.0
Interest expense-affiliated														(37.9)
Other, net														17.9
Total Other Deductions, net														(20.0)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest														418.2
Income Taxes														146.5
Income from Continuing Operations														271.7
(Loss) Income from Discontinued Operations-net of taxes														9.0
Net Income														280.7
Net Income (Loss) Attributable to Parent														280.7
Predecessor | Columbia Pipeline Group
Net Revenues
Transportation revenues														0.0
Transportation revenues-affiliated														0.0
Storage revenues														0.0
Storage revenues-affiliated														0.0
Other revenues														0.0
Total Operating Revenues														0.0
Operating Expenses
Operation and maintenance														0.0
Operating and maintenance-affiliated														0.0
Depreciation and amortization														0.0
Gain on sale of assets and impairment, net														0.0
Property and other taxes														0.0
Total Operating Expenses														0.0
Equity Earnings in Unconsolidated Affiliates														0.0
Equity Earnings in Consolidated Affiliates														271.7
Operating Income														271.7
Other Income (Deductions)
Interest expense-affiliated														0.0
Other, net														0.0
Total Other Deductions, net														0.0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest														271.7
Income Taxes														0.0
Income from Continuing Operations														271.7
(Loss) Income from Discontinued Operations-net of taxes														9.0
Net Income														280.7
Predecessor | Columbia Energy Group
Net Revenues
Transportation revenues														0.0
Transportation revenues-affiliated														0.0
Storage revenues														0.0
Storage revenues-affiliated														0.0
Other revenues														0.0
Total Operating Revenues														0.0
Operating Expenses
Operation and maintenance														1.5
Operating and maintenance-affiliated														0.6
Depreciation and amortization														0.0
Gain on sale of assets and impairment, net														0.0
Property and other taxes														0.0
Total Operating Expenses														2.1
Equity Earnings in Unconsolidated Affiliates														0.0
Equity Earnings in Consolidated Affiliates														266.8
Operating Income														264.7
Other Income (Deductions)
Interest expense-affiliated														0.0
Other, net														0.1
Total Other Deductions, net														0.1
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest														264.8
Income Taxes														(6.2)
Income from Continuing Operations														271.0
(Loss) Income from Discontinued Operations-net of taxes														9.0
Net Income														280.0
Predecessor | Columbia OpCo
Net Revenues
Transportation revenues														0.0
Transportation revenues-affiliated														0.0
Storage revenues														0.0
Storage revenues-affiliated														0.0
Other revenues														0.0
Total Operating Revenues														0.0
Operating Expenses
Operation and maintenance														0.0
Operating and maintenance-affiliated														0.0
Depreciation and amortization														0.0
Gain on sale of assets and impairment, net														0.0
Property and other taxes														0.0
Total Operating Expenses														0.0
Equity Earnings in Unconsolidated Affiliates														0.0
Equity Earnings in Consolidated Affiliates														0.0
Operating Income														0.0
Other Income (Deductions)
Interest expense-affiliated														0.0
Other, net														0.0
Total Other Deductions, net														0.0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest														0.0
Income Taxes														0.0
Income from Continuing Operations														0.0
(Loss) Income from Discontinued Operations-net of taxes														0.0
Net Income														0.0
Predecessor | CPG OpCo GP
Net Revenues
Transportation revenues														0.0
Transportation revenues-affiliated														0.0
Storage revenues														0.0
Storage revenues-affiliated														0.0
Other revenues														0.0
Total Operating Revenues														0.0
Operating Expenses
Operation and maintenance														0.0
Operating and maintenance-affiliated														0.0
Depreciation and amortization														0.0
Gain on sale of assets and impairment, net														0.0
Property and other taxes														0.0
Total Operating Expenses														0.0
Equity Earnings in Unconsolidated Affiliates														0.0
Equity Earnings in Consolidated Affiliates														0.0
Operating Income														0.0
Other Income (Deductions)
Interest expense-affiliated														0.0
Other, net														0.0
Total Other Deductions, net														0.0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest														0.0
Income Taxes														0.0
Income from Continuing Operations														0.0
(Loss) Income from Discontinued Operations-net of taxes														0.0
Net Income														0.0
Predecessor | Non-Guarantor Subsidiaries
Net Revenues
Transportation revenues														850.9
Transportation revenues-affiliated														94.1
Storage revenues														142.8
Storage revenues-affiliated														53.6
Other revenues														39.1
Total Operating Revenues														1,180.5
Operating Expenses
Operation and maintenance														507.5
Operating and maintenance-affiliated														118.0
Depreciation and amortization														107.0
Gain on sale of assets and impairment, net														(18.6)
Property and other taxes														62.2
Total Operating Expenses														776.1
Equity Earnings in Unconsolidated Affiliates														35.9
Equity Earnings in Consolidated Affiliates														0.0
Operating Income														440.3
Other Income (Deductions)
Interest expense-affiliated														(37.9)
Other, net														17.8
Total Other Deductions, net														(20.1)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest														420.2
Income Taxes														152.7
Income from Continuing Operations														267.5
(Loss) Income from Discontinued Operations-net of taxes														0.0
Net Income														267.5
Predecessor | Consolidating adjustments and eliminations
Net Revenues
Transportation revenues														0.0
Transportation revenues-affiliated														0.0
Storage revenues														0.0
Storage revenues-affiliated														0.0
Other revenues														0.0
Total Operating Revenues														0.0
Operating Expenses
Operation and maintenance														0.0
Operating and maintenance-affiliated														0.0
Depreciation and amortization														0.0
Gain on sale of assets and impairment, net														0.0
Property and other taxes														0.0
Total Operating Expenses														0.0
Equity Earnings in Unconsolidated Affiliates														0.0
Equity Earnings in Consolidated Affiliates														(538.5)
Operating Income														(538.5)
Other Income (Deductions)
Interest expense-affiliated														0.0
Other, net														0.0
Total Other Deductions, net														0.0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest														(538.5)
Income Taxes														0.0
Income from Continuing Operations														(538.5)
(Loss) Income from Discontinued Operations-net of taxes														(9.0)
Net Income														$ (547.5)

[1]	Refer to Note 4, "Transactions with Affiliates" for a discussion of interest expense-affiliated for the year ended December 31, 2014 and 2013.